Contract Liabilities (Details) - Schedule of Contract Liabilities - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2023	Jun. 30, 2024
Schedule of Contract Liabilities [Abstract]
Balance of Beginning	$ 649,450	$ 27	$ 649,450
Add: net increase in current period contract liabilities	143,600	649,450
Less: revenue recognized from beginning contract liabilities	(649,450)	(27)
Balance of Ending	$ 143,600	$ 649,450	$ 649,450